Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	Gramercy Property Trust
Entity Central Index Key	0001297587
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Current Fiscal Year End Date	--12-31
Trading Symbol	gpt